Cover Page	Nov. 27, 2024
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	Vista Outdoor Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36597
Entity Tax Identification Number	47-1016855
Entity Address, Address Line One	900 Ehlen Drive
Entity Address, City or Town	Anoka
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55303
City Area Code	763
Local Phone Number	433-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01
Trading Symbol	VSTO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001616318
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Document Period End Date	Nov. 27, 2024